Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, issuable upon exercise of Warrants
Amount Registered | shares	185,430,464
Maximum Aggregate Offering Price	$ 370,860,928.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-265488
Carry Forward Initial Effective Date	Jun. 08, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 56,778.81
Offering Note	Pursuant to Rule 415(a)(6) of the Securities Act of 1933, as amended (the "Securities Act"), the securities registered pursuant to this prospectus supplement relate to 185,430,464 shares of common stock that may be issuable upon exercise of the warrants as of the date of the prospectus supplement to which this exhibit is attached. The securities were previously registered pursuant to the registration statement on Form S-3 (File No. 333-265488) (the "Prior Registration Statement") filed by Plug Power Inc. (the "Company") with the Securities and Exchange Commission (the "SEC") on June 8, 2022, and an aggregate filing fee of $99,646.81 was previously paid to the SEC when the prospectus supplement to the Prior Registration Statement relating to such securities were filed with the SEC pursuant to Rule 424(b)(5) on March 19, 2025. The registration fee will continue to be applied to the shares of common stock that may be issuable upon exercise of the warrants. In accordance with Rules 456(b) and 457(r) under the Securities Act, this "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Company's new registration statement on Form S-3 (File No. 333-287577) filed with the SEC on May 27, 2025